VARIABLE UNIVERSAL LIFE
Semi Annual Report, June 30, 2000

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Small Cap Value
Touchstone Emerging Growth
Touchstone International Equity
Touchstone Income Opportunity
Touchstone High Yield
Touchstone Value Plus
Touchstone Growth and Income
Touchstone Enhanced 30
Touchstone Balanced
Touchstone Bond
Touchstone Standby Income

THIS IS ONE PART OF A TWO PART REPORT.                        Columbus Life
                                                            Insurance Company
                                                                  [logo]

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Value Plus, Touchstone Growth and Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. Please call Columbus Life Insurance Co. at 800.677.9595 for additional information.

Separate Account I of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.*** For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life for a free prospectus. Read it carefully before you invest.

              * These investment options may not be available in your state at this time.
             ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
            *** A registered broker-dealer and member of the NASD and SIPC.

Letter from the President


After finishing 1999 in record territory, most major U.S. Stock market indices surrendered ground in the first half of 2000 because of concerns over inflation pressure and higher interest rates. Internationally, stock market results were mixed, with major indices declining overall. Fixed-income markets meanwhile rallied on signs of economic moderation. Movements in the various financial markets came as the Federal Reserve continued to tighten financial market conditions by hiking the Federal Funds interest rate 100 basis points.

The Value of Professional Management

This year has been a challenging one for investors. The investment outlook has been difficult to ascertain amid occasionally conflicting indicators of economic growth and market conditions. That is why we strive to provide outstanding long-term professional investment management through the investment options offered in your Columbus Life Variable Universal Life contract. Managers are carefully selected whose resources, skills and commitment to excellence we believe to rank among the best in their respective investment disciplines. These professionals bring experience and expertise to bear on your behalf every day. A considerable advantage in uncertain times.

The Newest Option

We are proud to offer you a new investment option. The Deutsche VIT Equity 500 Index Fund became available for investment effective May 1, 2000. Managed by Bankers Trust Company, the fund seeks to match as closely as possible (before expenses), the performance of the S&P 500 Index. The fund invests primarily in common stocks of companies that comprise the S&P500, which emphasizes large U.S. companies. Bankers Trust is a premier index investment manager and this new option offers you the opportunity to share in the growth potential of some of America's premier companies.

Looking Ahead

The Federal Reserve continues to try to cool the U.S. economy to a sustainable growth level where supply and demand are balanced and inflation held in check. Advancing technology, improved productivity, higher energy prices, tight labor markets and heightened business competition worldwide are just some of the factors at work in the present investment climate. Regardless of what the future holds, companies that can perform on their own merits will most likely be the ones offering the best opportunities. As they assess the forces that drive the financial markets, our managers will remain steadfastly focused on identifying the opportunities and the companies capable of succeeding in any economic environment. Their overriding goal, as well as ours, is to deliver superior long-term performance.

Thank you for the opportunity to work on your behalf. We appreciate your continued confidence in Columbus Life and pledge every effort to continue to merit your trust.

Sincerely,

/s/ Larry Grypp

Larry Grypp
President and Chief Executive Officer
Columbus Life Insurance Co.


Columbus Life's Variable Universal Life is underwritten by the Columbus Life Insurance Co., Cincinnati, Ohio and distributed by Touchstone Securities, Inc. (Member NASD/SIPC). For a prospectus containing more informtion, including all fees and expenses, call 800.677.9595. Please read the prospectus carefully before sending money.

                                                       Columbus Life
                                                      Insurance Company
                                                            [LOGO]

400 East Fourth Street - P.O. Box 5737 - Cincinnati, Ohio 45201-5737
(800) 677-8383 - www.ColumbusLife.com


Underwriter
Columbus Life Insurance Co.
400 East Fourth Street
Cincinnati, Ohio 45202

Distributor
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Investment Advisor & Sponsor
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202

Variable Service Center
Columbus Life Variable Service Center
P.O. Box 2850
Cincinnati, Ohio 4501-2850
800.677.9595

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130

Independent Accountants
PricewaterhouseCoopers LLP
One International Place
Boston, Massachusetts 02110

Legal Counsel
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202

VARIABLE UNIVERSAL LIFE
Semi Annual Report, June 30, 2000

AIM V.I. Growth
AIM V.I. Government Securities
Alger American Small Capitalization
Alger American Growth
Deutsche VIT Equity 500 Index
MFS VIT Emerging Growth
MFS VIT Growth with Income
PIMCO Long-Term U.S. Government Bond

THIS IS ONE PART OF A TWO PART REPORT.                        Columbus Life
                                                            Insurance Company
                                                                 [logo]

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Value Plus, Touchstone Growth and Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. Please call Columbus Life Insurance Co. at 800.677.9595 for additional information.

Separate Account I of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.*** For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life for a free prospectus. Read it carefully before you invest.

              * These investment options may not be available in your state at this time.
             ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
            *** A registered broker-dealer and member of the NASD and SIPC.

                                                            Columbus Life
                                                          Insurance Company
                                                               [LOGO]

400 East Fourth Street - P.O. Box 5737 - Cincinnati, Ohio 45201-5737
(800) 677-8383 - www.ColumbusLife.com


Underwriter
Columbus Life Insurance Co.
400 East Fourth Street
Cincinnati, Ohio 45202

Distributor
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Investment Advisor & Sponsor
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202

Variable Service Center
Columbus Life Variable Service Center
P.O. Box 2850
Cincinnati, Ohio 4501-2850
800.677.9595

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130

Independent Accountants
PricewaterhouseCoopers LLP
One International Place
Boston, Massachusetts 02110

Legal Counsel
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Small Cap Value Fund
            Touchstone Emerging Growth Fund
            Touchstone International Equity Fund
            Touchstone Income Opportunity Fund
            Touchstone High Yield Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Enhanced 30 Fund
            Touchstone Balanced Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund
            AIM V.I. Government Securities Fund

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series
            MFS Growth with Income Series

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Bond Portfolio